Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income (loss) for the year	$ 4,773	$ (18,315)
Items not affecting cash:
Amortization	649	1,229
Restructuring costs settled by share issuance (note 18)	0	342
Stock-based compensation (note 12(d))	645	546
Deferred leasehold inducement	0	(561)
Gain on settlement of debt (note 11)	(20,834)	(11,218)
Unrealized foreign exchange gain	(186)	(133)
Impairment of property and equipment	0	717
Changes in operating assets and liabilities:
Restricted cash	(2,059)	156
Accounts receivable	448	270
Inventories	(2,816)	0
Prepaid expenses and other assets	(18)	14
Accounts payable and accrued liabilities	2,630	2,011
Net cash used in operating activities	(16,768)	(24,942)
Investing activities:
Restricted cash paid on acquisition (note 4)	(1,266)	0
Restricted cash acquired on acquisition (note 4)	1,143	0
Purchase of property and equipment	(39)	(141)
Purchase of intangible assets	(147)	(292)
Net cash used in investing activities	(309)	(433)
Financing activities:
Issuance of common stock upon exercise of stock options	8	0
Proceeds from sale of property and equipment	149	70
Proceeds from draws of long-term debt (note 11)	0	25,000
Repayment of long-term debt (note 11)	(13,000)	(7,000)
Net cash (used in) provided by financing activities	(12,843)	18,070
Effect of foreign exchange rate changes on cash and cash equivalents	(99)	84
Decrease in cash and cash equivalents during the year	(30,019)	(7,221)
Cash and cash equivalents, beginning of year	41,003	48,224
Cash and cash equivalents, end of year	10,984	41,003
Supplemental cash flow information:
Interest paid	0	2,238
Interest received	10	22
Net income taxes paid	73	0
Non-cash purchase of Correvio (note 4)	$ 20,314	$ 0